The Group's maximum exposure to unconsolidated structured entities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Carrying amount	¥ 1,690,967	¥ 2,540,925
Asset management products | related parties
Disclosure of unconsolidated structured entities [line items]
Carrying amount	166,235
Maximum possible risk exposure	166,235
Asset management products | Group
Disclosure of unconsolidated structured entities [line items]
Size	2,315,000	4,420,839
Carrying amount		2,649
Maximum possible risk exposure		2,649
Wealth management products | related parties
Disclosure of unconsolidated structured entities [line items]
Carrying amount	1,489,274	2,540,925
Maximum possible risk exposure	1,489,274	¥ 2,540,925
Wealth management products | third party
Disclosure of unconsolidated structured entities [line items]
Carrying amount	34,020
Maximum possible risk exposure	¥ 34,020